Investment in Associate (Tables)	12 Months Ended
Dec. 31, 2019
VISEN Pharmaceuticals [member]
Statement [LineItems]
Schedule of Financial Information of Investment in VISEN
The following table illustrates the summarized relevant financial information of our investment in Visen:

Visen Pharmaceuticals
Principal place of business	China
Ownership	50%

	2019	2018
	(EUR’000)
Profit or loss
Profit / (loss) for the yea r	(16,226)	(642)
Financial position
Non-current assets	23,291	34,819
Current assets	32,446	34,155
Non-current liabilities	250	—
Current liabilities	1,667	9
Equity	53,820	68,965
Company’s share of equity before eliminations	26,910	34,483
Elimination of internal profit recognized at December 31	(11,372)	(17,400)
Company’s share of equity	15,538	17,083
Investment in associate at December 31	15,538	17,083